Expense Example - AMG GW&K Small Cap Growth Fund	Apr. 30, 2025 USD ($)
CLASS N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	524
Expense Example, with Redemption, 10 Years	1,172
CLASS I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	245
Expense Example, with Redemption, 5 Years	432
Expense Example, with Redemption, 10 Years	971
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	399
Expense Example, with Redemption, 10 Years	$ 900